Schedule of Investments (unaudited)
March 31, 2025
 ClearBridge Variable Small Cap Growth Portfolio
(Percentages shown based on Portfolio net assets)
Security	Shares	Value
Common Stocks — 95.6%
Communication Services — 0.6%
Media — 0.6%
Integral Ad Science Holding Corp.	280,400	$2,260,024 *

Consumer Discretionary — 8.3%
Automobile Components — 1.1%
Fox Factory Holding Corp.	66,039	1,541,350 *
Modine Manufacturing Co.	35,300	2,709,275 *
Total Automobile Components		4,250,625
Broadline Retail — 1.4%
Global-e Online Ltd.	146,100	5,208,465 *
Diversified Consumer Services — 0.9%
Duolingo Inc.	10,400	3,229,616 *
Hotels, Restaurants & Leisure — 3.6%
Dutch Bros Inc., Class A Shares	98,605	6,087,873 *
Wingstop Inc.	31,341	7,069,903
Total Hotels, Restaurants & Leisure		13,157,776
Household Durables — 0.7%
Installed Building Products Inc.	14,900	2,554,754
Specialty Retail — 0.6%
Abercrombie & Fitch Co., Class A Shares	28,900	2,207,093 *

Total Consumer Discretionary		30,608,329
Consumer Staples — 9.3%
Consumer Staples Distribution & Retail — 8.8%
BJ’s Wholesale Club Holdings Inc.	100,983	11,522,160 *
Casey’s General Stores Inc.	25,173	10,926,089
Grocery Outlet Holding Corp.	238,286	3,331,238 *
Performance Food Group Co.	87,366	6,869,589 *
Total Consumer Staples Distribution & Retail		32,649,076
Personal Care Products — 0.5%
e.l.f. Beauty Inc.	28,500	1,789,515 *

Total Consumer Staples		34,438,591
Energy — 3.8%
Energy Equipment & Services — 2.2%
Archrock Inc.	66,900	1,755,456
Cactus Inc., Class A Shares	110,080	5,044,966
Expro Group Holdings NV	125,000	1,242,500 *
Total Energy Equipment & Services		8,042,922
Oil, Gas & Consumable Fuels — 1.6%
Matador Resources Co.	116,700	5,962,203

Total Energy		14,005,125
Financials — 9.5%
Banks — 1.3%
Wintrust Financial Corp.	42,900	4,824,534
Capital Markets — 4.7%
Hamilton Lane Inc., Class A Shares	65,003	9,663,996
PJT Partners Inc., Class A Shares	54,801	7,555,962
Total Capital Markets		17,219,958
See Notes to Schedule of Investments.

ClearBridge Variable Small Cap Growth Portfolio 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2025
 ClearBridge Variable Small Cap Growth Portfolio
(Percentages shown based on Portfolio net assets)
Security	Shares	Value

Financial Services — 2.7%
NMI Holdings Inc.	88,600	$3,194,030 *
Shift4 Payments Inc., Class A Shares	83,825	6,849,341 *
Total Financial Services		10,043,371
Insurance — 0.8%
Oscar Health Inc., Class A Shares	87,300	1,144,503 *
Trupanion Inc.	48,539	1,809,048 *
Total Insurance		2,953,551

Total Financials		35,041,414
Health Care — 21.2%
Biotechnology — 8.3%
Biohaven Ltd.	54,449	1,308,954 *
Blueprint Medicines Corp.	46,700	4,133,417 *
Geron Corp.	333,700	530,583 *
Insmed Inc.	116,700	8,903,043 *
Mirum Pharmaceuticals Inc.	109,800	4,946,490 *
TG Therapeutics Inc.	138,300	5,453,169 *
Ultragenyx Pharmaceutical Inc.	42,121	1,525,202 *
Vaxcyte Inc.	81,400	3,073,664 *
Viking Therapeutics Inc.	28,000	676,200 *
Total Biotechnology		30,550,722
Health Care Equipment & Supplies — 5.6%
Glaukos Corp.	25,800	2,539,236 *
Insulet Corp.	19,076	5,009,548 *
Lantheus Holdings Inc.	24,500	2,391,200 *
Penumbra Inc.	40,426	10,810,317 *
Total Health Care Equipment & Supplies		20,750,301
Health Care Providers & Services — 5.3%
HealthEquity Inc.	99,932	8,830,991 *
Hims & Hers Health Inc.	18,800	555,540 *
RadNet Inc.	88,800	4,415,136 *
Surgery Partners Inc.	235,398	5,590,702 *
Total Health Care Providers & Services		19,392,369
Life Sciences Tools & Services — 2.0%
Medpace Holdings Inc.	24,000	7,312,560 *

Total Health Care		78,005,952
Industrials — 18.6%
Aerospace & Defense — 3.0%
BWX Technologies Inc.	50,400	4,971,960
Moog Inc., Class A Shares	28,000	4,853,800
Rocket Lab USA Inc.	72,400	1,294,512 *
Total Aerospace & Defense		11,120,272
Air Freight & Logistics — 1.3%
GXO Logistics Inc.	120,385	4,704,646 *
Building Products — 2.0%
Trex Co. Inc.	124,227	7,217,589 *
Construction & Engineering — 2.5%
Construction Partners Inc., Class A Shares	81,000	5,821,470 *
See Notes to Schedule of Investments.

ClearBridge Variable Small Cap Growth Portfolio 2025 Quarterly Report

 ClearBridge Variable Small Cap Growth Portfolio
(Percentages shown based on Portfolio net assets)
Security	Shares	Value

Construction & Engineering — continued
Fluor Corp.	90,900	$3,256,038 *
Total Construction & Engineering		9,077,508
Electrical Equipment — 1.3%
Bloom Energy Corp., Class A Shares	237,269	4,664,708 *
Ground Transportation — 2.4%
XPO Inc.	82,380	8,862,440 *
Machinery — 2.8%
RBC Bearings Inc.	32,636	10,501,286 *
Trading Companies & Distributors — 3.3%
FTAI Aviation Ltd.	40,000	4,441,200
McGrath RentCorp.	40,400	4,500,560
Xometry Inc., Class A Shares	133,187	3,319,020 *
Total Trading Companies & Distributors		12,260,780

Total Industrials		68,409,229
Information Technology — 21.3%
Electronic Equipment, Instruments & Components — 3.2%
Fabrinet	18,300	3,614,433 *
Novanta Inc.	11,900	1,521,653 *
OSI Systems Inc.	34,343	6,674,219 *
Total Electronic Equipment, Instruments & Components		11,810,305
IT Services — 2.6%
Wix.com Ltd.	59,247	9,679,775 *
Semiconductors & Semiconductor Equipment — 3.8%
Allegro MicroSystems Inc.	210,715	5,295,268 *
Lattice Semiconductor Corp.	162,850	8,541,482 *
Total Semiconductors & Semiconductor Equipment		13,836,750
Software — 11.7%
Brain Corp.	52,367	202,943 *(a)(b)(c)
Clearwater Analytics Holdings Inc., Class A Shares	115,400	3,092,720 *
Intapp Inc.	91,100	5,318,418 *
Jamf Holding Corp.	174,795	2,123,759 *
Klaviyo Inc., Class A Shares	176,349	5,336,321 *
nCino Inc.	129,000	3,543,630 *
Onestream Inc.	54,319	1,159,167 *
PagerDuty Inc.	287,354	5,249,958 *
Qualys Inc.	12,565	1,582,310 *
Sprout Social Inc., Class A Shares	189,350	4,163,807 *
Varonis Systems Inc.	211,067	8,537,660 *
Zeta Global Holdings Corp., Class A Shares	212,970	2,887,873 *
Total Software		43,198,566

Total Information Technology		78,525,396
Materials — 3.0%
Chemicals — 3.0%
Balchem Corp.	38,356	6,367,096
Element Solutions Inc.	206,200	4,662,182

Total Materials		11,029,278
Total Common Stocks (Cost — $276,031,395)		352,323,338
See Notes to Schedule of Investments.

ClearBridge Variable Small Cap Growth Portfolio 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2025
 ClearBridge Variable Small Cap Growth Portfolio
(Percentages shown based on Portfolio net assets)
Security		Shares	Value
Investments in Underlying Funds — 2.4%
iShares Trust — iShares Russell 2000 Growth ETF		10,100	$2,580,853
SPDR S&P Biotech ETF		76,000	6,163,600

Total Investments in Underlying Funds (Cost — $10,184,438)			8,744,453
	Rate
Preferred Stocks — 0.4%
Health Care — 0.2%
Pharmaceuticals — 0.2%
Caris Life Sciences Inc., Series C	—	183,481	770,991 *(a)(b)(c)
Caris Life Sciences Inc., Series D	—	31,383	233,223 *(a)(b)(c)

Total Health Care			1,004,214
Information Technology — 0.2%
Software — 0.2%
Brain Corp.	—	170,237	659,735 *(a)(b)(c)

Total Preferred Stocks (Cost — $1,658,695)			1,663,949
Total Investments before Short-Term Investments (Cost — $287,874,528)			362,731,740

Short-Term Investments — 2.4%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	4.136%	4,361,731	4,361,731 (d)
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	4.202%	4,361,731	4,361,731 (d)(e)

Total Short-Term Investments (Cost — $8,723,462)			8,723,462
Total Investments — 100.8% (Cost — $296,597,990)			371,455,202
Liabilities in Excess of Other Assets — (0.8)%			(2,962,849)
Total Net Assets — 100.0%			$368,492,353

*	Non-income producing security.
(a)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(b)	Security is valued using significant unobservable inputs (Note 1).
(c)	Restricted security (Note 3).
(d)	Rate shown is one-day yield as of the end of the reporting period.
(e)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Portfolio ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Portfolio. At March 31, 2025, the total market value of investments in Affiliated Companies was $4,361,731 and the cost was $4,361,731 (Note 2).

Abbreviation(s) used in this schedule:
ETF	—	Exchange-Traded Fund
SPDR	—	Standard & Poor’s Depositary Receipts
This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

ClearBridge Variable Small Cap Growth Portfolio 2025 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
ClearBridge Variable Small Cap Growth Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.
The Portfolio follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. Equity securities, including exchange-traded funds, for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Portfolio’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Portfolio’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Portfolio’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

ClearBridge Variable Small Cap Growth Portfolio 2025 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks:
Information Technology	$78,322,453	—	$202,943	$78,525,396
Other Common Stocks	273,797,942	—	—	273,797,942
Investments in Underlying Funds	8,744,453	—	—	8,744,453
Preferred Stocks:
Health Care	—	—	1,004,214	1,004,214
Information Technology	—	—	659,735	659,735
Total Long-Term Investments	360,864,848	—	1,866,892	362,731,740
Short-Term Investments†	8,723,462	—	—	8,723,462
Total Investments	$369,588,310	—	$1,866,892	$371,455,202

†	See Schedule of Investments for additional detailed categorizations.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Portfolio. The following company was considered an affiliated company for all or some portion of the period ended March 31, 2025. The following transactions were effected in such company for the period ended March 31, 2025.

	Affiliate Value at December 31, 2024	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$5,588,019	$12,677,882	12,677,882	$13,904,170	13,904,170

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2025
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$37,765	—	$4,361,731

ClearBridge Variable Small Cap Growth Portfolio 2025 Quarterly Report

3. Restricted securities
The following Portfolio investments are restricted as to resale and, in the absence of readily ascertainable market values, are fair valued in accordance with procedures approved by the Board.

Security	Number of Shares	Acquisition Date	Cost	Fair Value at 3/31/2025	Value Per Share	Percent of Net Assets
Brain Corp., Common Shares	52,367	3/21	$228,844	$202,943	$3.88	0.06%
Brain Corp., Preferred Shares	170,237	4/20, 11/20	898,085	659,735	3.88	0.18
Caris Life Sciences Inc., Series C, Preferred Shares	183,481	10/20	506,408	770,991	4.20	0.21
Caris Life Sciences Inc., Series D, Preferred Shares	31,383	5/21	254,202	233,223	7.43	0.06
			$1,887,539	$1,866,892		0.51%

ClearBridge Variable Small Cap Growth Portfolio 2025 Quarterly Report